SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 18, 2026 $ / shares	Mar. 17, 2026 CNY (¥)	Mar. 17, 2026 USD ($)	Nov. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Mar. 17, 2026 USD ($)
SUBSEQUENT EVENTS
Repurchase of convertible senior notes					¥ 1,908,688	$ 272,939
Convertible senior notes due 2030
SUBSEQUENT EVENTS
Repurchase principal amount | ¥				¥ 2,185,365
Repurchase of convertible senior notes | ¥				¥ 1,908,688
Subsequent Event | Convertible senior notes due 2030
SUBSEQUENT EVENTS
Repurchase principal amount		¥ 3,217,000					$ 460,000
Repurchase of convertible senior notes		¥ 2,790,000	$ 399,000
Subsequent Event | O 2026 Q1 Dividends
SUBSEQUENT EVENTS
Dividends payable, date declared	Mar. 18, 2026
Dividends payable, date of record	Apr. 22, 2026
Subsequent Event | Class A ordinary shares | O 2026 Q1 Dividends
SUBSEQUENT EVENTS
Dividends per share, declared | $ / shares	$ 0.39
Subsequent Event | ADS | O 2026 Q1 Dividends
SUBSEQUENT EVENTS
Dividends per share, declared | $ / shares	$ 0.78